Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of amount due from and due to related parties
	As of September 30,
	2020	2021
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)(1)	$-	$1,771,585
Jiangsu Xinzhongtian Suye Co., Ltd. (h)(1)	419,758	678,600
Shenzhen Star Cycling Network Technology Co., Ltd.(l) (2)	-	310,395
Nanjing Mingfeng Technology Co.,Ltd.(m)(2)	-	228,774
Huajian Xu (c)(3)	19,471	265,357
Shuang Wu (d)(3)	-	163,448
Huiyan Xie (b)(3)	-	71,636
Beijing Weiqi Technology Co., Ltd.(k) (4)	17,790	32,830
Yan Fang(e)(3)	981	-
Jianhui Ye (f) (3)	119,035	2,010
Amount due from related parties-current	$577,035	$3,524,635

Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.(5)	$294,568	$310,395
Amount due from related parties-non-current	$294,568	$310,395

	As of September 30,
	2020	2021
Yan Fang(e)(1)	$-	$70,840
Shenzhen Star Asset Management Co., Ltd. (i) (2)	957	1,009
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g) (2)	340,340	-
Huajian Xu(c) (1)	287,270	-
Shuang Wu(d) (1)	72,847	-
Huiyan Xie(b)(1)	32,557	-
Jianhui Ye (f) (1)	20,312	-
Amount due to related parties	$754,283	$71,849

Schedule of material related party transactions
		For the fiscal years ended September 30,
Related Parties	Nature	2019	2020	2021
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Purchase of e-bicycles from a related party	$-	$(4,538,100)	$(6,048,053)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Interest-free loan to a related party	-	856,458	-
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Collection of loan to a related party	-	(856,458)	-
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Purchase of e-bicycles, gears and parts from a related party	-	(851,606)	(915,213)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Rental fee and utility fee	-	(63,378)	(146,607)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Interest-free loan to a related party	-	185,566	-
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Collection of loan to a related party	-	(186,993)	-
Shenzhen Star Cycling Network Technology Co., Ltd.(l)	Loan to a related party	-	-	310,395
Nanjing Mingfeng Technology Co.,Ltd.(m)	Loan to a related party	-	-	228,774
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of battery cells for battery cell trading business	(5,334,619)	-	-
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of raw materials and finished goods	(2,428,036)	-	-
Henglong Chen (a)	Interest-free loan to a shareholder*	1,857,441	377,634	-
Henglong Chen (a)	Collection of loan from a shareholder *	(683,880)	(391,116)	(1,821,847)
Henglong Chen (a)	Transfer of third-party loans to a related party*	59,682	-	-
Huiyan Xie	Interest-free loan to a related party	101,896	-	-
Huiyan Xie	Collection of loan from a related party	(101,896)	-	-
Shenzhen Star Asset Management Co., Ltd. (i)	Rental expenses of e-bicycles	(176,862)	-	-
Shenzhen Star Asset Management Co., Ltd. (i)	Disposal of e-bicycles on behalf of a related party	(291,131)	-	-
Shenzhen Star Asset Management Co., Ltd. (i)	Purchase of e-bicycles from a related party	(873,394)	-	-
Jianhui Ye (f)	Interest-free loan from a related party	(4,374,249)	-	-
Jianhui Ye (f)	Repayment of interest-free loan to a related party	-	4,289,426	-
Beijing Weiqi Technology Co., Ltd (k)	Sales of e-bicycles to a related party	-	107,314	12,341

*	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity, see Note 15d. The loans made to Henglong Chen which were for his personal purpose violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings. The loans are expected to be collected before December 31, 2022.